Notes Payable – Related Party	6 Months Ended
Jun. 30, 2023
Notes Payable – Related Party Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the six month period ended June 30, 2023, the Company repaid $664,697 of principal. As at June 30, 2023, the Company had recorded $19,288 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2022, the Company repaid $64,550 of principal. As at December 31, 2022, the Company had recorded $23,456 in accrued interest which was included in accounts payable and accrued liabilities.

During the six month period ended June 30, 2023, the Company recorded finance expense of $0 (December 31, 2022 - $60,770). As of June 30, 2023, all notes are fully accreted.

Amount ($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	44,209
Repayments	(664,697)
Balance, June 30, 2023	1,984,225
Current	1,984,225
Non-current	0